ORGANIZATION AND PRINCIPAL ACTIVITIES (Table)	12 Months Ended
Mar. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries

As of March 31, 2015, details of the Group’s subsidiaries, VIEs and the VIEs’ subsidiaries were as follows:

			Percentage of
	Later date of		beneficial interest
	incorporation/	Place of	by iKang
Names	acquisition	incorporation	Healthcare Group, Inc.	Principal activities

Subsidiaries:
iKang Guobin Healthcare Group, Inc.(“iKang Guobin”)	December 24, 2003	BVI	100%	Holding company
ShanghaiMed iKang, Inc. (“Beijing iKang”)	February 27, 2004	PRC	100%	Sales of healthcare service
Shanghai iKang Co., Ltd. (“Shanghai iKang”)	December 27, 2004	PRC	100%	Sales of healthcare service
iKang Zhejiang, Inc. (“iKang Zhejiang BVI”)	April 5, 2006	BVI	73%	Holding company
iKang HealthManagement (Zhejiang) Co., Ltd. (“Zhejiang iKang”)	July 11, 2006	PRC	73%	Sales of healthcare service
Bayley & Jackson (China) Medical Services Limited (“Bayley & Jackson (Hong Kong)”)	October 10, 2006	Hong Kong	100%	Holding company
Beijing Bayley & Jackson Clinic Co., Ltd. (“iKang Beijing Ritan”)	October 10, 2006	PRC	100%	Medical examinations & clinical services
Yuanhua Healthcare Limited (“Yuanhua HK”)	July 31, 2013	Hong Kong	100%	Holding company
MediFast (Hong Kong) Limited (“MediFast”)	January 14, 2014	Hong Kong	80%	Medical examinations & clinical services
Yuanhua Medical Consultancy Services (Shanghai) Co., Ltd. (“Yuanhua WFOE”)	July 31, 2013	PRC	100%	Sales of healthcare service
WA Centers HK Limited (“WA Health Care “)	March 3, 2015	Hong Kong	70%	Holding company
iKang(Shanghai) Financing Lease Co., Ltd. (“iKang(Shanghai) Financing Lease”)	December 19, 2014	PRC	100%	Lease services

VIEs:
iKang Healthcare Technology Group Co., Ltd. (formerly named as “Shanghai iKang Guobin Holding Co., Ltd.”) (“iKang Holding”)	April 27, 2007	PRC	100%	Holding company
Hangzhou iKang Guobin Clinic Co., Ltd. (“iKang Hangzhou Xixi”)	September 26, 2010	PRC	73%	Medical examinations
Shanghai Yuanhua Information Technology Co., Ltd. (“Yuanhua Information”)	July 31, 2013	PRC	100%	Holding company
Jiandatong Health Technology (Beijing) Co., Ltd. (“Beijing Jiandatong”)	April 1, 2013	PRC	80%	Sales of healthcare service

VIEs’ subsidiaries:
iKang Guobin Healthcare Group Co., Ltd. (formerly named as “Beijing iKang Online Technology Co., Ltd.”) (“iKang Online”)	September 13, 2004	PRC	100%	Sales of healthcare service
Beijing iKang Medical Examination APP Co., Ltd. (formerly named as “Beijing iKang Guobin Health Technology Co., Ltd.”) (“iKang Technology”)	February 3, 2005	PRC	100%	Sales of healthcare service
Shenzhen iKang Co., Ltd. (“Shenzhen iKang”)	July 12, 2006	PRC	100%	Sales of healthcare service
Shanghai Yalong Daoyi Services Co., Ltd. (“Yalong Daoyi”)	December 20, 2006	PRC	100%	Sales of healthcare service
Guangzhou iKang Guobin Health Examination Co., Ltd. (“iKang Guangzhou Huanshi East/Tianhe”)	April 27, 2007	PRC	100%	Medical examinations
Shanghai Guobin Medical Center Co., Ltd. (“iKang Shanghai Xikang Road”)	April 27, 2007	PRC	100%	Medical examinations & clinical services
Shanghai Wangzu Guobin Medical Center Co., Ltd. (“iKang Shanghai Gubei”)	April 27, 2007	PRC	70%	Medical examinations
Shanghai iKang Guobin Mingmen Clinic Co., Ltd. (“iKang Shanghai Pudong Avenue”)	April 27, 2007	PRC	100%	Medical examinations
Shenzhen iKang Guobin Hospital Management Co., Ltd. (“Shenzhen Hospital Management”)	September 10, 2007	PRC	66%	Holding company
Shenzhen iKang Guobin Puji Clinic Co., Ltd. (formerly named as “Shenzhen Puji Clinic”) (“iKang Shenzhen Nanshan”)	September 10, 2007	PRC	66%	Medical examinations & clinical services
Beijing iKang Guobin Lidu Clinic Co., Ltd. (“iKang Beijing Lidu”)	December 3, 2007	PRC	100%	Medical examinations
Nanjing Joycome Clinic Co., Ltd. (“iKang Nanjing Xinjiekou”)	January 10, 2008	PRC	100%	Medical examinations

Shenzhen iKang Guobin Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Clinic”) (“iKang Shenzhen Luohu”)	March 25, 2008	PRC	100%	Medical examinations
Beijing iKang Guobin Jianwai Clinic Co., Ltd. (“iKang Beijing Jianguomen”)	September 9, 2008	PRC	100%	Medical examinations
Beijing iKang Guobin Zhongguan Clinic Co., Ltd. (“iKang Beijing Zhongguancun”)	September 19, 2008	PRC	100%	Medical examinations
Beijing iKang Guobin Zhengqingyuan Clinic Co., Ltd. (“iKang Beijing Kunming Lake”)	December 1, 2008	PRC	100%	Medical examinations
Beijing iKang Guobin Jiuxianqiao Clinic Co., Ltd. (“iKang Beijing Yansha East”)	December 1, 2008	PRC	100%	Medical examinations
Shanghai iKang Guobin Renren Clinic Co., Ltd. (“iKang Shanghai Yangpu”)	December 9, 2008	PRC	100%	Medical examinations
Chengdu iKang Guobin Health Examination Hospital Co., Ltd. (“iKang Chengdu Waishuangnan”)	January 15, 2009	PRC	100%	Medical examinations
Shanghai iKang Guobin Blue Cross Clinic Co., Ltd. (“iKang Shanghai Lujiazui”)	January 28, 2010	PRC	100%	Medical examinations
Shanghai Wenzhong Clinic Co., Ltd. (“Shanghai Wenzhong”)	February 12, 2010	PRC	71%	Medical examinations
Beijing iKang Guobin Clinic Co., Ltd. (“iKang Beijing Xuanwumen”)	August 5, 2010	PRC	100%	Medical examinations
Nanjing iKang Guobin Clinic Co., Ltd. (“iKang Nanjing Gulou”)	January 19, 2011	PRC	100%	Medical examinations
Shenzhen Xinglin Clinic Co., Ltd. (formerly named as “Shenzhen Xinglin Clinic”) (“iKang Shenzhen Futian”)	January 25, 2011	PRC	100%	Medical examinations
Fujian iKang Guobin Health Management Co., Ltd. (“Fujian iKang”)	April 1, 2011	PRC	71%	Sales of healthcare service
Fuzhou iKang Guobin General Clinic Co., Ltd. (“iKang Fuzhou Gulou”)	November 14, 2011	PRC	71%	Medical examinations
Beijing iKang Guobin Xinei Clinic Co., Ltd. (“iKang Beijing Xinei”)	January 30, 2012	PRC	100%	Medical examinations
Shanghai iKang Guobin Fukang Clinic Co., Ltd. (“Yan’an West Road”)	January 18, 2012	PRC	100%	Medical examinations
Shanghai iKang Guobin Zhonghuan Yipin Clinic Co., Ltd. (formerly named as “Shanghai Zhonghuan Yipin Clinic Co., Ltd.”) (“iKang Shanghai Zhonghuan”)	January 21, 2012	PRC	100%	Medical examinations
Shanghai iKang Guobin Yipin Clinic Co., Ltd. (formerly named as “Shanghai Yipin Clinic Co., Ltd.”) (“iKang Shanghai Jing’an”)	January 21, 2012	PRC	100%	Medical examinations
Shanghai iKang Guobin Waizhitan Clinic Co., Ltd. (“iKang Shanghai Yan’an East Road”)	May 29, 2012	PRC	100%	Medical examinations
Shanghai iKang Guobin Jianwei Clinic Co., Ltd. (formerly named as “Shanghai Jianwei Clinic Co., Ltd.”) (“iKang Shanghai Jianwei”)	August 17, 2012	PRC	100%	Medical examinations
Hangzhou iKang Guobin Wenhui Clinic Co., Ltd. (“iKang Hangzhou Wenhui”)	September 3, 2012	PRC	100%	Medical examinations
Tianjin Heping Aibin Clinic Co., Ltd. (“iKang Tianjin Heping”)	October 15, 2012	PRC	100%	Medical examinations
Suzhou iKang Guobin Clinic Co., Ltd. (formerly named as “Suzhou Aibin Clinic, Co., Ltd.”) (“iKang Suzhou”)	November 13, 2012	PRC	100%	Medical examinations
Changchun iKang Guobin Jiachang General Clinic Co., Ltd. (“iKang Changchun”)	November 5, 2012	PRC	100%	Medical examinations
Chengdu Jinjiang iKang Guobin Hongzhaobi Health Examination General Clinic Co., Ltd. (“iKang Chengdu Jinjiang”)	December 21, 2012	PRC	100%	Medical examinations
Chongqing Aibin Clinic Co., Ltd. (“iKang Chongqing”)	December 18, 2012	PRC	100%	Medical examinations
Guangzhou Wokang Medical Clinic (“iKang Guangzhou Wokang”)	December 3, 2012	PRC	100%	Medical examinations
Shenzhen iKang Guobin Kefa Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Kefa Clinic”) (“Shenzhen Kefa”)	March 26, 2013	PRC	100%	Medical examinations
Shanghai iKang Jianwei Health Management Co., Ltd. (“Shanghai Jianwei Management”)	September 6, 2013	PRC	90%	Sales of healthcare services
Shanghai Yuanhua Clinic Co., Ltd. (“Yuanhua Clinic”)	July 31, 2013	PRC	100%	Medical examinations
Nanjing iKang Jun’an Clinic Co., Ltd., (“iKang Nanjing Aoyang “)	September 1, 2013	PRC	100%	Medical examinations
Nanjing Aibin Health Information Consultancy Co., Ltd. (“Nanjing Aoyang Shunkang”)	September 1, 2013	PRC	100%	Sales of healthcare service
Jiangyin iKang Guobin Clinic Co., Ltd. (“iKang Jiangyin”)	December 16, 2013	PRC	100%	Medical examinations
Zhejiang Huzhou Ailikang Investment Management Co., Ltd. (“Zhejiang Ailikang”)	December 31, 2013	PRC	100%	Sales of healthcare services
Hangzhou iKang Jun’an Clinic Co., Ltd. (formerly named as “Hangzhou Aibo Huagang Clinic Co. Ltd.”) (“Hangzhou Aibo”)	December 31, 2013	PRC	100%	Medical examinations
Beijing iKang Jun’an Clinic Co., Ltd. (“iKang Beijing Jun’an”)	November 28, 2013	PRC	100%	Medical examinations & clinical services
Beijing iKang Guobin Yayun Clinic Co., Ltd. (“iKang Beijing Yayun”)	December 5, 2013	PRC	100%	Medical examinations
Changzhou iKang Guobin Clinic Co., Ltd. (“iKang Changzhou”)	March 14, 2014	PRC	63%	Medical examinations
Beijing iKang Guobin Baishi Clinic Co., Ltd. (“iKang Beijing Baishi”)	April 16, 2014	PRC	100%	Medical examinations
Chengdu Gaoxin iKang Guobin Chengnan Clinic Co., Ltd. (“Chengdu Gaoxin iKang West City”)	May 22, 2014	PRC	100%	Medical examinations
iKang Dental Hospital Management Co., Ltd. (“iKang Dental Hospital Management”)	August 13, 2014	PRC	100%	Management of dental services
Beijing iKang Guobin Wanzhishou Clinic Co., Ltd. (“iKang Beijing Wanzhishou”)	August 21, 2014	PRC	100%	Medical examinations
Shanghai Huajian Health Examination Management Co., Ltd. (“Shanghai Huajian Management”)	July 1, 2014	PRC	100%	Medical examinations
Shanghai Huajian Clinic Co., Ltd.(“Shanghai Huajian”)	July 1, 2014	PRC	100%	Medical examinations

Shanghai Jinxiu Huajian Clinic Co., Ltd.(“Shanghai Jinxiu Huajian”)	July 1, 2014	PRC	100%	Medical examinations
Shanghai Jinshen Huajian Clinic Co., Ltd.(“Shanghai Jinshen Huajian”)	July 1, 2014	PRC	100%	Medical examinations
Shenyang iKang Guobin Hospital(“iKang Shenyang Hospital”)	November 14, 2014	PRC	100%	Medical examinations
Shenyang iKang Guobin Ningshan Hospital Co., Ltd. (“iKang Shenyang Ningshan Hospital”)	November 19, 2014	PRC	100%	Medical examinations
Shenyang Golden iKang Guobin Hospital Co., Ltd. (“Gold iKang Shenyang Hospital”)	December 19, 2014	PRC	100%	Medical examinations
Tianjin Hedong District iKang Guobin Dongrun Clinic Co., Ltd. (“iKang Tianjin Hedong Dongrun”)	February 17, 2015	PRC	100%	Medical examinations
Tianjin Hexi District iKang Guobin Fenghui Clinic Co., Ltd. (“iKang Tianjin Hexi Fenghui”)	February 17, 2015	PRC	100%	Medical examinations
Wuxi Woshi Hongtai Biotechnology Co., Ltd. (“Wuxi Woshi Hongtai”)	March 3, 2015	PRC	70%	Holding company
Beijing Woshi Hongtai Investment Management Consultancy Co., Ltd. (“Beijing Woshi Hongtai”)	March 3, 2015	PRC	70%	Sales of healthcare services
Beijing Zhenjing Clinic Co., Ltd.(“Beijing Zhenjing”)	March 3, 2015	PRC	70%	Medical examinations & clinical services
Shanghai Zhenjing Hospital Management Co., Ltd. (“Shanghai Zhenjing Hospital Management”)	March 3, 2015	PRC	70%	Sales of healthcare services
Shanghai Zhenjing Clinic Co., Ltd. (“Shanghai Zhenjing”)	March 3, 2015	PRC	70%	Medical examinations & clinical services

Schedule of financial statements amounts and balances of the VIE entities, included in the accompanying consolidated financial statements (after inter-company elimination)

	As of March 31,
	2014	2015

Cash and cash equivalents	$11,326	$22,870
Account receivable and other current assets	54,508	94,658

Total current assets	65,834	117,528

Property and equipment, net	60,325	101,237
Acquired intangible assets, net	14,070	29,081
Other noncurrent assets	38,466	41,562

Total non-current assets	112,861	171,880

Total assets	178,695	289,408

Deferred revenues	22,234	31,786
Account payable and other current liabilities	62,837	113,250

Total current liabilities	85,071	145,036
Total non-current liabilities	4,857	6,670

Total liabilities	$89,928	$151,706

	For the years ended March 31,
	2013	2014	2015

Net revenues	$113,506	$170,226	$248,202
Net income	$11,728	$20,948	$35,643

	For the years ended March 31,
	2013	2014	2015

Net cash provided by operating activities	$14,978	$16,927	$76,495
Net cash used in investing activities	$(15,944)	$(29,649)	$(91,833)
Net cash provided by financing activities	$3,824	$10,740	$26,882